Note 09 - Intangible Assets	12 Months Ended
Sep. 30, 2011
Intangible Assets
Intangible Assets

(9)     INTANGIBLE ASSETS

Intangible assets, net consisted of the following:

	As of September 30,
	2011	2010

Patent and pending patents applications	$650,000	$650,000
Less: Accumulated amortization	(54,167)	(21,667)
Net book value	$595,833	$628,333

As discussed in Note 1, one patent and two pending patents applications with an aggregate cost of $650,000 were acquired essentially in exchange for 13% ownership interest in the new subsidiary, Hongzhan, in February 2010. These patent and pending patents applications relate to the production of the Company’s new evergreen products.

Amortization expenses were $32,500, $21,667 and nil for the year ended September 30, 2011, 2010 and 2009, respectively.  The expected amortization for the next five years and thereafter is as follows:

Year ending September 30, 2012	$ 32,500
Year ending September 30, 2013	32,500
Year ending September 30, 2014	32,500
Year ending September 30, 2015	32,500
Year ending September 30, 2016	32,500
Thereafter	433,333
$ 595,833